Other Operating Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other operating expenses [abstract]
Cost related to lease of investment property	¥ (13,738)	¥ (13,904)	¥ (13,453)
Others	(7,641)	(10,371)	(20,418)
Other operating expenses	¥ (21,379)	¥ (24,275)	¥ (33,871)